Loans, Financing and Debentures - Schedule of Maturities of Current and Non-current Loans (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	R$ 1,024,300	R$ 885,519
1 year [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	475,018	355,841
2 years [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	317,681	214,531
3 years [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	134,145	198,023
4 years [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	44,411	36,177
5 years [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	44,757	36,177
Above 5 years [Member]
Schedule of Maturities of Current and Non-current Loans [Line Items]
Maturities of current and non-current loans	R$ 8,288	R$ 44,770